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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05646

New Century Portfolios
(Exact name of registrant as specified in charter)

100 William Street, Suite 200 Wellesley, MA	02481
(Address of principal executive offices)	(Zip code)

Nicole M. Tremblay, Esq.
Weston Financial Group, Inc.

100 William Street, Suite 200 Wellesley, MA 02481
(Name and address of agent for service)

Registrant's telephone number, including area code:	(781) 235-7055

Date of fiscal year end:	October 31

Date of reporting period:	July 1, 2015 – June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New Century Portfolios

By (Signature and Title)*	/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	July 22, 2016

* Print the name and title of each signing officer under his or her signature.

EXHIBIT A

New Century Portfolios' Form N-PX (Annual Proxy Voting record) (07/01/15 - 06/30/16)

New Century Portfolios
New Century Capital Portfolio
Ticker: NCCPX
Proxy Voting Record: 07/01/15 - 06/30/16

Issuer	Ticker	Cusip Number	Shareholder Mtg Date	Actions Voted on	Matter Proposed by Issuer or Security Holder	Did Registrant Cast its Vote on the Matter	How Registrant Cast Vote	Whether Registrant Cast its Vote For or Against Management
Investment Company Institute	N/A	N/A	10/07/15	Elect Governors	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/07/15	Ratification of PricewaterhouseCoopers LLP as independent auditors for fiscal year ending September 30, 2015	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/07/15	Other Matters	Issuer	Yes	For	For

New Century Portfolios
New Century Balanced Portfolio
Ticker: NCIPX
Proxy Voting Record: 07/01/15 - 06/30/16

Issuer	Ticker	Cusip Number	Shareholder Mtg Date	Actions Voted on	Matter Proposed by Issuer or Security Holder	Did Registrant Cast its Vote on the Matter	How Registrant Cast Vote	Whether Registrant Cast its Vote For or Against Management
Investment Company Institute	N/A	N/A	10/07/15	Elect Governors	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/07/15	Ratification of PricewaterhouseCoopers LLP as independent auditors for fiscal year ending September 30, 2015	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/07/15	Other Matters	Issuer	Yes	For	For
First Eagle Global Fund - Class A	SGENX	32008F507	10/20/15
To seek shareholder approval of “new” advisory agreements for the Funds that will continue the existing advisory arrangement with First Eagle
Investment Management, LLC (“FEIM” or the “Adviser”) subsequent to the prospective change of ownership (the “Transaction”) of the parent company of FEIM, Arnhold and S. Bleichroeder Holdings, Inc. (“ASB Holdings”).
					Issuer	Yes	For	For
First Eagle Global Fund - Class A	SGENX	32008F507	10/20/15	Elect Director	Issuer	Yes	For	For
Western Asset High Income Opportunity Fund Inc	HIO	95766K109	01/29/16	Elect Director	Issuer	Yes	For	For
Allianz GI Convertible & Inc. II Common	NCZ	018825109	06/30/16	Elect Directors	Issuer	Yes	For	For
Legg Mason - Western Asset High Income Opportunity Fund Inc	HIO	95766K109	06/30/16	The Stockholders of the Fund are being asked to approve the merger of Western Asset Managed High Income Fund Inc. with and into the Fund in accordance with the MD General Corporation Law.	Issuer	Yes	For	For
Legg Mason - Western Asset High Income Opportunity Fund Inc	HIO	95766K109	06/30/16	The Stockholders of the Fund are being asked to approve a Fundamental Investment Policy regarding Senior Securities.	Issuer	Yes	For	For

New Century Portfolios
New Century International Portfolio
Ticker: NCFPX
Proxy Voting Record: 07/01/15 - 06/30/16

Issuer	Ticker	Cusip Number	Shareholder Mtg Date	Actions Voted on	Matter Proposed by Issuer or Security Holder	Did Registrant Cast its Vote on the Matter	How Registrant Cast Vote	Whether Registrant Cast its Vote For or Against Management
Investment Company Institute	N/A	N/A	10/07/15	Elect Governors	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/07/15	Ratification of PricewaterhouseCoopers LLP as independent auditors for fiscal year ending September 30, 2015	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/07/15	Other Matters	Issuer	Yes	For	For
Matthews India Fund - Investor Class	MINDX	577130859	12/04/15	To Approve New Investment Advisory Agreement Between the Trust and Matthews, the Funds' current Investment Adviser	Issuer	Yes	For	For
Matthews Pacific Tiger Fund - Investor Class	MAPTX	577130107	12/04/15	To Approve New Investment Advisory Agreement Between the Trust and Matthews, the Funds' current Investment Adviser	Issuer	Yes	For	For
Matthews Japan Fund - Institutional Class	MIJFX	577130792	12/04/15	To Approve New Investment Advisory Agreement Between the Trust and Matthews, the Funds' current Investment Adviser	Issuer	Yes	For	For
Matthews China Dividend Fund - Investor Class	MCDFX	577125305	12/04/15	To Approve New Investment Advisory Agreement Between the Trust and Matthews, the Funds' current Investment Adviser	Issuer	Yes	For	For
Oakmark International Fund	OAKIX	413838202	05/20/16	Elect Board of Trustees	Issuer	Yes	For	For
Oakmark International Fund	OAKIX	413838202	05/20/16	Amend certain fundamental investment restrictions (borrowing money and issuing senior securities; making loans; and investing in commodities and commodity contracts)	Issuer	Yes	For	For
Oakmark International Fund	OAKIX	413838202	05/20/16
Adopt an Amended and Restated Declaration of Trust (future amendments; treatment of shareholder and Trust claims; liability of Trustees and Officers; thidrd party beneficiciary claims; and tustee powers.)
					Issuer	Yes	For	For

New Century Portfolios
New Century Alternative Strategies Portfolio
Ticker: NCHPX
Proxy Voting Record: 07/01/15 - 06/30/16

Issuer	Ticker	Cusip Number	Shareholder Mtg Date	Actions Voted on	Matter Proposed by Issuer or Security Holder	Did Registrant Cast its Vote on the Matter	How Registrant Cast Vote	Whether Registrant Cast its Vote For or Against Management
Calamos Market Neutral Income Fund-CL A	CVSIX	128119203	07/16/15	Elect Directors	Issuer	Yes	For	For
Blackrock Enhanced Equity Dividend TR	BDJ	09251A104	07/29/15	Elect Directors	Issuer	Yes	For	For
Blackrock Credit Allocation Income TR	BTZ	092508100	07/29/15	Elect Directors	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/07/15	Elect Governors	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/07/15	Ratification of PricewaterhouseCoopers LLP as independent auditors for fiscal year ending September 30, 2015	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/07/15	Other Matters	Issuer	Yes	For	For
CBRE Clarion Global Real Estate Income Fund	IGR	12504G100	10/07/15	Elect Trustee	Issuer	Yes	For	For
First Eagle Global Fund - Class A	SGENX	32008F507	10/20/15
To seek Shareholder Approval of the "New" Advisory Agreement for the Fund that will continue the existing Advisory arrangement with First Eagle Investment Management, LLC ("FEIM") subsequent to the prospective change of ownership of the parent company of FEIM, Arnhold and S. Bleichroeder Holdings Inc.
					Issuer	Yes	For	For
First Eagle Global Fund - Class A	SGENX	32008F507	10/20/15	Elect Director	Issuer	Yes	For	For
First Eagle Gold Fund - Class I	FEGIX	32008F770	10/20/15
To seek shareholder approval of “new” advisory agreements for the Funds that will continue the existing advisory arrangement with First Eagle
Investment Management, LLC (“FEIM” or the “Adviser”) subsequent to the prospective change of ownership (the “Transaction”) of the parent company of FEIM, Arnhold and S. Bleichroeder Holdings, Inc. (“ASB Holdings”).
					Issuer	Yes	For	For
First Eagle Gold Fund - Class I	FEGIX	32008F770	10/20/15	Elect Director	Issuer	Yes	For	For
Templeton Global Income Fund	GIM	880198106	03/01/16	Elect Director	Issuer	Yes	For	For
Templeton Global Income Fund	GIM	880198106	03/01/16	Ratification of PricewaterhouseCoopers LLP as independent registered public accounting firm for the fiscal year ending August 31, 2016	Issuer	Yes	For	For
Berwyn Income Fund	BERIX	086233202	03/31/16
Approve proposed Agreement and Plans of Reorganization (which provides for the transfer of all of the assets of each Acquired Fund to a newly-created corresponding series of the Investment Management Series Trust in exchange for shares of that Acquiring Fund and the assumption of all of the liabilities of the Acquired Fund by the corresponding Acquiring Fund.
					Issuer	Yes	For	For
PIMCO Dynamic Credit Income Fund	PCI	72202D106	04/29/16	Elect Director	Issuer	Yes	For	For
FPA Crescent Fund	FPACX	30254T759	05/09/16	Elect Director	Issuer	Yes	For	For
Pimco Income Strategy Fund II	PFN	72201J104	06/30/16	Elect Director	Issuer	Yes	For	For